UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10503

Name of Fund:  BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 – 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—151.7%
		Multi-State—7.1%
$4,000	[1,2]	Charter Mac Equity Issuer Trust, Ser. A,
		6.625%, 6/30/09	$4,150,800
		New York—136.6%
450	[3]	Albany Indl. Dev. Agcy., Sch. Impvts. Lease
		Approp. RB, New Covenant Charter Sch.
		Proj., Ser. A, 7.00%, 5/01/25	378,135
		City of New York, Ad Valorem Ppty. Tax
		GO, Ser. G,
1,890	[4]	5.75%, 8/01/12	2,073,991
3,110		5.75%, 8/01/18	3,354,322
		Dorm. Auth.,
3,455	[4]	Hlth., Hosp. & Nursing Home Impvts.
		RB, Mental Hlth. Svcs. Proj., Ser. A,
		5.00%, 2/15/08	3,542,861
295		Hlth., Hosp. & Nursing Home Impvts.
		RB, Mental Hlth. Svcs. Proj., Ser. A,
		5.00%, 2/15/18	300,876
2,590	[4]	Hlth., Hosp. & Nursing Home Impvts.
		RB, Mental Hlth. Svcs. Proj., Ser. B,
		5.50%, 8/15/11, MBIA	2,775,367
30		Hlth., Hosp. & Nursing Home Impvts.
		RB, Mental Hlth. Svcs. Proj., Ser. B,
		5.50%, 8/15/20, MBIA	31,834
1,000		Hlth., Hosp. & Nursing Home RB,
		Willow Towers, Inc. Proj., 5.25%, 2/01/22	1,051,000
1,800	[4]	Univ. & Coll. Impvts. RB, City Univ.
		Proj., Ser. A, 5.125%, 7/01/11	1,901,430
1,000		Univ. & Coll. RB, Brooklyn Law Sch.
		Proj., Ser. A, 5.50%, 7/01/18, RAA	1,047,580
1,170	[4]	Univ. & Coll. RB, Upstate Cmnty. Proj.,
		Ser. A, 5.00%, 7/01/09	1,211,231
2,060		Univ. & Coll. RB, Upstate Cmnty. Proj.,
		Ser. A, 5.00%, 7/01/19	2,107,195
1,320		East Rochester Hsg. Auth., Hlth., Hosp. &
		Nursing Home RB, Genesee Valley
		Presbyterian Proj., 5.20%, 12/20/24	1,373,513
2,450		Jefferson Cnty. Indl. Dev. Agcy., Misc. RB,
		Intl. Paper Co. Proj., 5.20%, 12/01/20,
		AMT	2,440,102
525		Liberty Dev. Corp., Recreational Fac.
		Impvts. RB, Nat. Sports Museum Proj.,
		Ser. A, 6.125%, 2/15/19	534,623
1,900		Long Island Pwr. Auth., Cash Flow Mgmt.
		Elec., Pwr. & Lt. RB, Zero Coupon,
		6/01/18, FSA	1,223,733
5,000		Met. Transp. Auth., Trans. RB, Ser. A,
		5.125%, 11/15/21, FGIC	5,294,000
		New York City Indl. Dev. Agcy.,
1,000		Port, Arpt. & Marina Impvts. RB,
		American Airlines, Inc. Proj., 7.50%,
		8/01/16, AMT	1,118,020
4,000		Recreational Fac. Impvts. Misc. RB,
		YMCA of Greater New York Proj.,
		5.25%, 8/01/21	4,099,360
		New York City Transl. Fin. Auth., Pub.
		Impvts. Income Tax RB,
1,895	[4]	5.00%, 5/01/09	1,958,198
3,000		Ser. B, 5.00%, 5/01/18	3,163,710
		New York, Pub. Impvts. Ad Valorem Ppty.
		Tax GO, Ser. B,
3,475		4.08%, 12/01/10	3,727,667
525		5.375%, 12/01/20	552,678
4,180		Niagara Cnty. Indl. Dev. Agcy., Indl. RB,
		Niagara Univ. Proj., Ser. A, 5.35%,
		11/01/23, RAA	4,287,509
Principal
Amount
(000)			Description	Value
			New York— (cont'd)
	$4,130		Oneida Hlth. Care Corp., Hlth., Hosp. &
			Nursing Home RB, Oneida Hlth. Sys.,
			Inc. Proj., 5.30%, 2/01/21, RAA	$4,241,427
	3,875		Orange Cnty. Indl. Dev. Agcy., Hlth., Hosp.
			& Nursing Home RB, Saint Luke's Hosp.
			Proj., Ser. A, 5.375%, 12/01/21, RAA	3,995,435
			Port Auth. of New York & New Jersey,
			Port, Arpt. & Marina Impvts. RB,
	2,600		Contl. Airlines Proj., 9.125%, 12/01/15,
			AMT	2,701,790
	3,885		Ser. 126, 5.00%, 11/15/18, FGIC, AMT	4,034,767
	4,000		Rockland Tobacco Asset Sec. Corp., Misc.
			Purps. Tobacco Settlement Funded RB,
			5.625%, 8/15/35	4,032,760
	3,000	[4]	TSASC, Inc., Rec. Recovery Impvts.
			Tobacco Settlement Funded RB, Ser. 1,
			5.75%, 7/15/12	3,281,670
	3,500	[4]	Urban Dev. Corp., Lease Approp. RB,
			5.00%, 1/01/08	3,582,985
	3,710		Westchester Cnty. Indl. Dev. Agcy., Univ.
			& Coll. Impvts. RB, Purchase Coll. Fndtn.
			Hsg. Proj., Ser. A, 5.125%, 12/01/22,
			AMBAC	3,921,618
				79,341,387
			Puerto Rico—8.0%
	2,000		Children's Trust Fund, Tobacco Settlement
			Funded RB, 5.625%, 5/15/43	2,007,120
	2,500	[4]	Pub. Fin. Corp., Cash Flow Mgmt. Misc.
			RB, Ser. E, 5.70%, 2/01/10	2,620,775
				4,627,895
			Total Long-Term Investments (cost
			$83,755,071)	88,120,082
Shares
(000)
			MONEY MARKET FUND—0.7%
	405	[5,6]	CMA New York Mun. Money Fund, 3.25%
			(cost $405,323)	405,323
Total Investments —152.4% (cost $84,160,3947)				$88,525,405
Other assets in excess of liabilities —1.7%				965,581
Preferred shares at redemption value, including dividends
payable —(54.1)%				(31,409,680)

Net Assets Applicable to Common Shareholders —100%				$58,081,306

[1]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2007, the Trust held 7.1% of its net assets, with a current market value of $4,150,800, in securities restricted as to resale.

[2]	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt multi-family housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to their respective stated maturity, and is subject to mandatory redemption at maturity.

[3]	Illiquid security. As of September 30, 2007, the Trust held 0.7% of its net assets, with current market value of $378,135, in these securities.

[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Represents an investment in an affiliate.

[6]	Represents current yield as of September 30, 2007.

[7]	Cost for federal income tax purposes is $83,557,605. The net unrealized appreciation on a tax basis is $4,967,800, consisting of $5,038,472 gross unrealized appreciation and $70,672 gross unrealized depreciation.

 BlackRock New York Municipal 2018 Term Trust (BLH)  (continued)
(Percentages shown are based on Net Assets)

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RAA	—	Radian Asset Assurance
RB	—	Revenue Bond

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer of BlackRock New York Municipal 2018 Term Trust

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer (principal executive officer) of BlackRock New York Municipal 2018 Term Trust

Date: November 20, 2007

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of BlackRock New York Municipal 2018 Term Trust

Date: November 20, 2007